Line Of Credit And Long-Term Debt (Schedule Of Long-Term Debt)(Details) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total		$ 10,921,781	$ 10,223,160
Less current maturity of bank note payable		1,237,816	2,920,023
Total long-term debt		9,683,965	7,303,137
Quarterly payable		357,143
Frequency of payment	quarterly	quarterly	quarterly
Term Loan [Member]
Debt Instrument [Line Items]
Total		10,000,000
Maturity date		Dec. 31, 2017
Frequency of payment		quarterly	quarterly
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total		10,110,137	9,043,690
Other [Member]
Debt Instrument [Line Items]
Total		811,644	1,179,470
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2015
Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total		$ 100,000